Exhibit 99.1

World Omni Auto Receivables Trust 2026-B
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	1,104,472,294.25	41,571
Yield Supplement Overcollateralization Amount 08/31/26	71,278,940.37	0
Receivables Balance 08/31/26	1,175,751,234.62	41,571
Principal Payments	40,460,994.11	1,102
Defaulted Receivables	2,112,634.89	63
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	67,967,955.89	0
Pool Balance at 09/30/26	1,065,209,649.73	40,406

Pool Statistics	$ Amount	# of Accounts
Pool Factor	80.59%
Prepayment ABS Speed	1.68%
Aggregate Starting Principal Balance	1,406,046,144.06	46,693

Delinquent Receivables:
Past Due 31-60 days	13,416,298.55	505
Past Due 61-90 days	3,976,086.72	148
Past Due 91-120 days	1,202,065.55	44
Past Due 121+ days	0.00	0
Total	18,594,450.82	697

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	1,176,509.99
Aggregate Net Losses/(Gains) - September 2026	936,124.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.96%
Prior Net Losses/(Gains) Ratio	1.12%
Second Prior Net Losses/(Gains) Ratio	0.88%
Third Prior Net Losses/(Gains) Ratio	0.12%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	9,586,886.85
Actual Overcollateralization	9,586,886.85
Weighted Average Contract Rate	5.78%
Weighted Average Contract Rate, Yield Adjusted	8.71%
Weighted Average Remaining Term	55.80

Flow of Funds	$ Amount
Collections	47,256,208.81
Investment Earnings on Cash Accounts	29,415.92
Servicing Fee	(979,792.70)
Transfer to Collection Account	-
Available Funds	46,305,832.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,644,363.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	151,707.42
(5) Noteholders' Second Priority Principal Distributable Amount	9,582,393.87
(6) Class C Interest	79,947.00
(7) Noteholders' Third Priority Principal Distributable Amount	19,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,586,886.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,520,533.86

Total Distributions of Available Funds	46,305,832.03

Servicing Fee	979,792.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,257,140,000.00
Original Class B	39,490,000.00
Original Class C	19,740,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	1,094,532,043.60
Principal Paid	38,909,280.72
Note Balance @ 10/15/26	1,055,622,762.88

Class A-1
Note Balance @ 09/15/26	46,162,043.60
Principal Paid	38,909,280.72
Note Balance @ 10/15/26	7,252,762.88
Note Factor @ 10/15/26	2.7062548%

Class A-2a
Note Balance @ 09/15/26	250,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	250,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-2b
Note Balance @ 09/15/26	199,140,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	199,140,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-3
Note Balance @ 09/15/26	449,140,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	449,140,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-4
Note Balance @ 09/15/26	90,860,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	90,860,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	39,490,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	39,490,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	19,740,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	19,740,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,876,017.45
Total Principal Paid	38,909,280.72
Total Paid	42,785,298.17

Class A-1
Coupon	3.82200%
Interest Paid	147,026.11
Principal Paid	38,909,280.72
Total Paid to A-1 Holders	39,056,306.83

Class A-2a
Coupon	4.11000%
Interest Paid	856,250.00
Principal Paid	0.00
Total Paid to A-2a Holders	856,250.00

Class A-2b
SOFR Rate	3.64850%
Coupon	4.02850%
Interest Paid	668,529.58
Principal Paid	0.00
Total Paid to A-2b Holders	668,529.58

Class A-3
Coupon	4.37000%
Interest Paid	1,635,618.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,635,618.17

Class A-4
Coupon	4.45000%
Interest Paid	336,939.17
Principal Paid	0.00
Total Paid to A-4 Holders	336,939.17

Class B
Coupon	4.61000%
Interest Paid	151,707.42
Principal Paid	0.00
Total Paid to B Holders	151,707.42

Class C
Coupon	4.86000%
Interest Paid	79,947.00
Principal Paid	0.00
Total Paid to C Holders	79,947.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9444742
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.5580124
Total Distribution Amount	32.5024866

A-1 Interest Distribution Amount	0.5486049
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	145.1838833
Total A-1 Distribution Amount	145.7324882

A-2a Interest Distribution Amount	3.4250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4250000

A-2b Interest Distribution Amount	3.3570834
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.3570834

A-3 Interest Distribution Amount	3.6416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6416667

A-4 Interest Distribution Amount	3.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7083334

B Interest Distribution Amount	3.8416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.8416668

C Interest Distribution Amount	4.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	246.28
Noteholders' Third Priority Principal Distributable Amount	507.33
Noteholders' Principal Distributable Amount	246.39

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,290,943.97
Investment Earnings	9,956.62
Investment Earnings Paid	(9,956.62)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,290,943.97
Change	-

Required Reserve Amount	3,290,943.97